Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ (5,339)	$ (548)
Depreciation Amortization And Write Offs Of Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Exploration and decommissioning costs
Total	$ (6,471)	(6,286)
Amortization Impairment Reversals Write Offs Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Impairment
Total	$ 4,454	3,462
Depreciation Amortization And Write Offs Of Assets One [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Right-of-use assets
Total	$ (12,596)	(8,518)
Depreciation Amortization And Write Offs Of Assets Two [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - depreciation methods and capitalized borrowing costs
Total	$ (19,066)	(16,043)
Payments Receipts Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Total	$ (665)	2,636
Appropriation Of The Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Leasings
Total	$ 14,322	10,829
Payments And Use Of Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for decommissioning costs
Total	$ 9,957	9,118
Payments And Use Of Provisions One [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for legal proceedings
Total	$ 1,053	818
Taxable Income Compensation [Member]
IfrsStatementLineItems [Line Items]
Nature	Tax loss carryforwards
Total	$ 720	976
Sales Writedowns And Losses [Member]
IfrsStatementLineItems [Line Items]
Nature	Inventories
Total	$ 453	424
Payments And Use Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Employee Benefits
Total	$ 1,586	1,191
Others [Member]
IfrsStatementLineItems [Line Items]
Nature	Others
Total	$ 914	$ 845